Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 116,378	$ 37,864
Accounts receivable, net	3,045	2,690
Inventory	2,111	833
Prepaid expenses and other current assets	5,214	3,408
Total current assets	126,748	44,795
Property and equipment, net	16,660	17,008
Other assets	1,777	1,551
Total assets	145,185	63,354
Current liabilities:
Accounts payable	4,414	4,553
Accrued liabilities	20,559	21,487
Current portion of capital lease obligation	347	312
Current portion of long-term debt	9,871	7,636
Deferred revenue	16,552	11,291
Total current liabilities	51,743	45,279
Long-term debt	24,356	12,428
Sales tax liability	3,988	3,877
Capital lease obligation	247	703
Other long-term liabilities	1,336	996
Total liabilities	81,670	63,283
Commitments and contingencies (Note 5)
Stockholders’ equity:
Preferred stock		74,020
Additional paid-in capital	193,574	9,791
Accumulated other comprehensive loss	(310)	(85)
Accumulated deficit	(129,755)	(83,657)
Total stockholders’ equity	63,515	71
Total liabilities and stockholders’ equity	145,185	63,354
Convertible Preferred Stock
Stockholders’ equity:
Preferred stock		74,020
Class A common stock
Stockholders’ equity:
Common stock	1
Class B common stock
Stockholders’ equity:
Common stock	$ 5	$ 2